Share-based compensation - Stock appreciation rights - Changes in SARs (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
SARs exercised during the nine months | shares	(3,138,053)
Weighted average exercise price exercised during the nine months | $ / shares	$ (6.30)
Stock appreciation rights
Balance, No. of Units (Beginning) | shares	3,704,694
Balance, Weighted average exercise price (Beginning) | $ / shares	$ 6.40
SARs granted during the nine months | shares	0
Weighted average exercise price granted during the nine months | $ / shares	$ 0
SARs forfeited during the nine months | shares	(37,797)
Weighted average exercise price forfeited during the nine months | $ / shares	$ 10.25
Balance, No. of Units (Ending) (none of which are exercisable or convertible) | shares	528,844
Balance, Weighted average exercise price (Ending) | $ / shares	$ 4.74